Goodwill and Identifiable Intangibles (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Indefinite Live Asset Changed To Amortizable Asset	Dec. 31, 2012 Customer and contractual relationships	Dec. 31, 2011 Customer and contractual relationships	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names	Dec. 31, 2012 Patents/proprietary technology	Dec. 31, 2011 Patents/proprietary technology	Dec. 31, 2012 Trade Names		Dec. 31, 2011 Trade Names
Intangible Assets [Line Items]
Indefinite-lived intangible assets, gross carrying amount											$ 524.9		$ 138.2	[1]
Indefinite-lived intangible assets, Accumulated Amortization											(44.5)	[2]	(44.5)	[2]
Indefinite-lived intangible assets, Net Book Value											480.4		93.7
Amortizable intangible assets, Gross Carrying Amounts	245.0	94.5	21.4	103.7	26.1	130.9	[1]	58.0	10.4	10.4
Amortizable intangible assets, Accumulated Amortization	(78.8)	(57.8)		(32.7)	(21.5)	(36.7)		(27.8)	(9.4)	(8.5)
Amortizable intangible assets, Net Book Value	166.2	36.7		71.0	4.6	94.2		30.2	1.0	1.9
Total identifiable intangibles, Gross Carrying Amounts	769.9	232.7
Total identifiable intangibles, Accumulated Amortization	(123.3)	(102.3)
Total identifiable intangibles, Net Book Value	$ 646.6	$ 130.4

[1]	A trade name with a gross carrying value of $21.4 million has been reclassified to amortizable intangible assets effective in the second quarter of 2012
[2]	Accumulated amortization prior to the adoption of authoritative guidance on goodwill and other intangible assets, at which time further amortization ceased.